OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Other receivables	$ 2,716	$ 2,174
Deferred tax asset	0	3,085
Prepaid expenses	2,444	2,257
Other receivables, prepaid expenses and accrued income	$ 5,160	$ 7,516